SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Dec. 31, 2024 USD ($)
Operating Leases Abstract
2025
2026	4,610,940
2027	4,952,697
2028	1,650,899
2029	1,650,899
Thereafter	19,810,789
Total future lease payments	32,676,224
Less: imputed interest	(10,730,001)
Present value of lease liabilities	21,946,223
Finance Leases Abstract
2025
2026	141,672
2027
2028
2029
Thereafter
Total future lease payments	141,672
Less: imputed interest	(10,038)
Present value of lease liabilities	$ 131,635